Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Midwest Automotive Designs [Member]
Schedule of Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed for Midwest (in thousands):

Assets:
Cash	$1
Accounts receivable, net	4,390
Inventories, net	8,960
Other current assets	65
Property, plant and equipment	179
Intangible assets, net	16,548

Total assets acquired	30,143
Liabilities:
Accounts payable	6,601
Accrued warranty	312
Customer advances	898
Other current liabilities	181

Total liabilities assumed	7,992

Net Assets Acquired	22,151
Consideration Paid	35,482

Goodwill	$13,331

Schedule of Intangible Assets Acquired

Intangible assets acquired as a result of the Midwest Acquisition are as follows (in thousands):

Customer relationships (6 year life)	$12,900
Order backlog (1 year life)	548
Trade names (indefinite life)	3,100

Total intangible assets, net	$16,548

Ferrara Fire Apparatus, Inc. [Member]
Schedule of Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed for Ferrara (in thousands):

Assets:
Cash	$3,013
Accounts receivable, net	19,042
Inventories, net	38,182
Other current assets	360
Property, plant and equipment	13,898
Other long-term assets	76
Intangible assets, net	32,250

Total assets acquired	106,821
Liabilities:
Accounts payable	17,042
Accrued warranty	2,621
Customer advances	7,740
Deferred income taxes	4,639
Other current liabilities	2,102

Total liabilities assumed	34,144

Net Assets Acquired	72,677
Consideration Paid	100,113

Goodwill	$27,436

Schedule of Intangible Assets Acquired

Intangible assets acquired as a result of the Ferrara Acquisition are as follows (in thousands):

Customer relationships (12 year life)	$14,080
Order backlog (1 year life)	3,030
Non-compete agreements (4 year life)	1,530
Trade names (indefinite life)	13,610

Total intangible assets, net	$32,250

Renegade R V [Member]
Schedule of Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed for Renegade (in thousands):

Assets:
Cash	$1,597
Accounts receivable, net	2,334
Inventories, net	14,322
Other current assets	131
Property, plant and equipment	892
Intangible assets, net	6,400

Total assets acquired	25,676
Liabilities:
Accounts payable	4,231
Accrued warranty	390
Customer advances	272
Other current liabilities	1,035
Deferred income taxes	524
Other long-term liabilities	65

Total liabilities assumed	6,517

Net Assets Acquired	19,159
Consideration Paid	22,549

Goodwill	$3,390

Schedule of Intangible Assets Acquired

Intangible assets acquired as a result of the Renegade Acquisition are as follows (in thousands):

Customer relationships (6 year life)	$4,100
Order backlog (1 year life)	700
Trade names (indefinite life)	1,600

Total intangible assets, net	$6,400

Kovatch Mobile Equipment [Member]
Schedule of Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the assets acquired and liabilities assumed for KME (in thousands):

Assets:
Cash	$9,490
Receivables, net	11,850
Inventories, net	67,439
Deferred income taxes	1,454
Other current assets	1,580
Property, plant and equipment	15,332
Intangible assets, net	10,950
Other long-term assets	22

Total assets acquired	118,117
Liabilities:
Accounts payable	13,834
Customer advances	43,438
Accrued warranty	14,357
Other current liabilities	9,282

Total liabilities assumed	80,911

Net Assets Acquired	37,206
Consideration Paid	39,602

Goodwill	$2,396

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed for KME:

Assets:
Cash	$9,490
Receivables, net	12,617
Inventories, net	67,899
Deferred income taxes	6,233
Other current assets	1,580
Property, plant and equipment	15,332
Intangible assets, net	10,950
Other long-term assets	39

Total assets acquired	124,140

Liabilities:
Accounts payable	13,834
Customer advances	43,438
Accrued warranty	14,357
Deferred income taxes	5,977
Other current liabilities	8,246

Total liabilities assumed	85,852

Net Assets Acquired	38,288
Consideration Paid	39,602

Goodwill	$1,314

Schedule of Intangible Assets Acquired

Intangible assets acquired as a result of the KME Acquisition are as follows (in thousands):

Customer relationships (9 year life)	$8,550
Trade names (indefinite life)	2,400

Total intangible assets, net	$10,950

Intangible assets acquired as a result of the KME Acquisition are as follows:

Customer relationships (9 year life)	$8,550
Trade names (indefinite life)	2,400

Total intangible assets, net	$10,950

Hall-Mark Fire Apparatus Inc [Member]
Schedule of Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the assets acquired and liabilities assumed for Hall-Mark (in thousands):

Assets:
Cash	$385
Accounts receivable	3,135
Inventories	2,718
Prepaids & other assets	3,493
Property, plant and equipment	191
Trade names	870
Customer relationships	750
Order backlog	220
Non-compete Agreements	530

Total assets acquired	12,292
Liabilities:
Accounts payable	891
Other current liabilities	226
Customer deposits	4,845
Debt	3,698

Total liabilities assumed	9,660

Net Assets Acquired	2,632
Consideration Paid	3,000

Goodwill	$368

The following table summarizes the fair values of the assets acquired and liabilities assumed for Hall-Mark:

Assets:
Cash	$385
Accounts receivable	3,135
Inventories	2,718
Prepaids & other assets	3,493
Property, plant and equipment	191
Trade names	870
Customer relationships	750
Order backlog	220
Non-compete Agreements	530

Total assets acquired	12,292

Liabilities
Accounts payable	891
Other current liabilities	226
Customer deposits	4,845
Debt	3,698

Total liabilities assumed	9,660

Net Assets Acquired	2,632
Consideration Paid	3,000

Goodwill	$368

Ancira [Member]
Schedule of Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the allocated cost of the assets acquired in the Ancira Acquisition (in thousands):

Inventory	$13,541
Land & land improvements	1,400
Building & improvements	4,849
Machinery & equipment	186

Total purchase price	$19,976

The following table summarizes the allocated cost of the assets acquired in the Ancira Acquisition:

Inventory	$13,541
Land & land improvements	1,400
Building & improvements	4,849
Machinery & equipment	186

Total purchase price	$19,976